INTANGIBLE ASSETS - Movement in goodwill per cash-generating unit (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	$ 2,682	$ 3,959
Impairment	0	(723)
Translation adjustment	(62)	(567)
Addition	14	13
Reclassification as held for sale	(1,034)
Disposal	(51)
Other	(7)
Goodwill at end of period	1,542	2,682
Russia
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	1,131	2,265
Impairment	0	(723)
Translation adjustment	(10)	(424)
Addition	14	13
Reclassification as held for sale	0
Disposal	(51)
Other	0
Goodwill at end of period	1,084	1,131
Algeria
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	1,053	1,167
Impairment	0	0
Translation adjustment	(19)	(114)
Addition	0	0
Reclassification as held for sale	(1,034)
Disposal	0
Other	0
Goodwill at end of period	0	1,053
Pakistan
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	324	335
Impairment	0	0
Translation adjustment	(30)	(11)
Addition	0	0
Reclassification as held for sale	0
Disposal	0
Other	(7)
Goodwill at end of period	287	324
Kazakhstan
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	140	154
Impairment	0	0
Translation adjustment	(4)	(14)
Addition	0	0
Reclassification as held for sale	0
Disposal	0
Other	0
Goodwill at end of period	136	140
Uzbekistan
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	34	38
Impairment	0	0
Translation adjustment	1	(4)
Addition	0	0
Reclassification as held for sale	0
Disposal	0
Other	0
Goodwill at end of period	$ 35	$ 34